United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-04-30

Date of Reporting Period: Six months ended 2024-10-31

Item 1.	Reports to Stockholders

Federated Hermes Intermediate Corporate Bond Fund

Class R6 Shares | ICBRX

Semi-Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$31Footnote Reference1	0.45%
Footnote	Description
Footnote[1]	Based on operations for the period from July 1, 2024 to October 31, 2024. Expenses for the full year would be higher.

Key Fund Statistics

Net Assets	$407,563,273
Number of Investments	525
Portfolio Turnover	7%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.7%
Corporate Debt Securities	96.0%

Semi-Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C472

G00715-01-C (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Intermediate Corporate Bond Fund

Institutional Shares | FIIFX

Semi-Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.51%

Key Fund Statistics

Net Assets	$407,563,273
Number of Investments	525
Portfolio Turnover	7%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.7%
Corporate Debt Securities	96.0%

Semi-Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C407

G00715-01-A (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Intermediate Corporate Bond Fund

Service Shares | INISX

Semi-Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$39	0.76%

Key Fund Statistics

Net Assets	$407,563,273
Number of Investments	525
Portfolio Turnover	7%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.7%
Corporate Debt Securities	96.0%

Semi-Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C506

G00715-01-B (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Class A Shares | FTIAX

Semi-Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$33	0.64%

Key Fund Statistics

Net Assets	$1,301,081,063
Number of Investments	392
Portfolio Turnover	20%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.2%
Agency Risk Transfer Security	0.3%
Collaterized Mortgage Obligations	1.0%
High Yield Bond Core Fund	1.8%
U.S Treasury Securities	2.7%
Commerical Mortgage-Backed Securities	3.5%
Mortgage-Backed Securities	4.3%
Cash Equivalents	6.7%
Corporate Bonds	33.4%
Asset-Backed Securities	48.5%

Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C795

31499-A (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Institutional Shares | FSTYX

Semi-Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.37%

Key Fund Statistics

Net Assets	$1,301,081,063
Number of Investments	392
Portfolio Turnover	20%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.2%
Agency Risk Transfer Security	0.3%
Collaterized Mortgage Obligations	1.0%
High Yield Bond Core Fund	1.8%
U.S Treasury Securities	2.7%
Commerical Mortgage-Backed Securities	3.5%
Mortgage-Backed Securities	4.3%
Cash Equivalents	6.7%
Corporate Bonds	33.4%
Asset-Backed Securities	48.5%

Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C787

31499-B (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Class R6 Shares | FSILX

Semi-Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$17	0.34%

Key Fund Statistics

Net Assets	$1,301,081,063
Number of Investments	392
Portfolio Turnover	20%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.2%
Agency Risk Transfer Security	0.3%
Collaterized Mortgage Obligations	1.0%
High Yield Bond Core Fund	1.8%
U.S Treasury Securities	2.7%
Commerical Mortgage-Backed Securities	3.5%
Mortgage-Backed Securities	4.3%
Cash Equivalents	6.7%
Corporate Bonds	33.4%
Asset-Backed Securities	48.5%

Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C563

31499-D (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Service Shares | FSTIX

Semi-Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$33	0.65%

Key Fund Statistics

Net Assets	$1,301,081,063
Number of Investments	392
Portfolio Turnover	20%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.2%
Agency Risk Transfer Security	0.3%
Collaterized Mortgage Obligations	1.0%
High Yield Bond Core Fund	1.8%
U.S Treasury Securities	2.7%
Commerical Mortgage-Backed Securities	3.5%
Mortgage-Backed Securities	4.3%
Cash Equivalents	6.7%
Corporate Bonds	33.4%
Asset-Backed Securities	48.5%

Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C209

31499-C (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	Institutional | FIIFX	Service | INISX	R6 | ICBRX

Federated Hermes Intermediate Corporate Bond Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.0%
	Basic Industry - Chemicals—0.1%
$ 400,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 395,380
	Basic Industry - Metals & Mining—0.8%
450,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	412,225
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	175,432
600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.750%, 4/5/2034	613,730
410,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	391,615
800,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	811,970
750,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	781,895
	TOTAL	3,186,867
	Basic Industry - Paper—0.3%
1,000,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	1,010,338
50,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	56,687
	TOTAL	1,067,025
	Capital Goods - Aerospace & Defense—3.1%
300,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	290,070
280,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	277,017
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	185,470
1,590,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,501,253
500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	451,872
1,725,000	Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,703,301
500,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	527,392
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	582,061
410,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	394,711
580,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	494,636
325,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	322,285
1,175,000	Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	1,014,741
1,175,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,160,790
500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.450%, 5/15/2028	499,612
600,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	589,656
1,450,000	RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	1,418,537
600,000	RTX Corp, Sr. Unsecd. Note, 5.000%, 2/27/2026	602,349
240,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	242,068
300,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	296,709
	TOTAL	12,554,530
	Capital Goods - Building Materials—0.9%
1,100,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,029,912
825,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	797,068
450,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	460,000
465,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	488,788
290,000	Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	261,476
520,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	442,430
200,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	193,070
	TOTAL	3,672,744
	Capital Goods - Construction Machinery—1.1%
1,000,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	942,211
405,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	403,534
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	473,126
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$ 1,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	$ 992,719
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.500%, 1/12/2029	511,752
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	582,983
710,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	680,730
	TOTAL	4,587,055
	Capital Goods - Diversified Manufacturing—1.2%
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	906,219
475,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	413,823
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	475,310
500,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	507,390
170,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	173,552
580,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	535,746
780,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	774,990
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	453,384
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	197,674
415,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	426,757
	TOTAL	4,864,845
	Communications - Cable & Satellite—1.5%
285,000	CCO Safari II LLC, 4.908%, 7/23/2025	284,753
800,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	702,940
1,125,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	946,740
225,000	Charter Communications, Inc., 4.200%, 3/15/2028	216,877
1,040,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	1,021,517
835,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	797,820
1,400,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	1,375,366
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	680,904
	TOTAL	6,026,917
	Communications - Media & Entertainment—1.2%
745,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	728,664
800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	754,002
575,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	574,508
275,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	276,715
1,000,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,006,070
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	191,777
600,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 2/13/2026	588,613
625,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	584,092
380,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	380,017
	TOTAL	5,084,458
	Communications - Telecom Wireless—2.6%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	429,925
865,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	844,506
1,620,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,640,039
680,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	638,872
1,480,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	1,255,285
1,000,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.300%, 7/1/2030	911,233
1,580,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	1,547,190
1,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	1,781,325
1,000,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	996,064
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	$ 349,444
	TOTAL	10,393,883
	Communications - Telecom Wirelines—2.7%
1,365,000	AT&T, Inc., Sr. Unsecd. Note, 1.650%, 2/1/2028	1,240,139
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	661,535
1,110,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	903,285
800,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	703,043
490,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	481,880
800,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	800,597
1,500,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	1,488,736
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	245,787
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	248,885
1,450,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	1,332,213
435,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	377,747
1,275,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,171,387
1,010,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	1,010,000
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	476,120
	TOTAL	11,141,354
	Consumer Cyclical - Automotive—4.9%
1,390,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	1,395,424
1,500,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	1,475,542
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,466,124
1,090,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,098,067
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	246,037
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	1,001,443
820,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	852,406
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	337,946
600,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	588,821
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	553,875
340,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	343,212
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	636,620
270,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.400%, 5/8/2027	273,041
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	307,792
360,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	370,442
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	2,016,271
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	1,021,393
500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	497,658
725,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	735,514
600,000	Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	601,425
1,000,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	960,992
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	185,819
1,315,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,270,137
500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.200%, 1/11/2027	487,376
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	673,778
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	685,026
	TOTAL	20,082,181
	Consumer Cyclical - Retailers—2.6%
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	226,901
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,403,033
640,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	579,029
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 410,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	$ 399,595
1,300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,272,103
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	555,569
290,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	282,278
500,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	499,348
775,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	718,163
700,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	694,618
1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	1,118,637
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	1,007,531
1,000,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	826,819
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	556,935
255,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	256,202
	TOTAL	10,396,761
	Consumer Cyclical - Services—1.5%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	171,049
820,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	793,808
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,172,237
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.600%, 12/1/2025	1,202,816
805,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	780,442
965,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	962,305
875,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	859,264
225,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	214,047
179,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	159,421
	TOTAL	6,315,389
	Consumer Non-Cyclical - Food/Beverage—3.8%
800,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	803,857
1,285,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,162,139
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,193,313
500,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	464,182
1,165,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,123,101
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	371,336
1,000,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	855,473
1,100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,067,046
800,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	774,050
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	284,948
517,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	503,535
400,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.750%, 4/1/2030	380,424
1,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,765,738
600,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	581,341
1,600,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,473,227
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	248,180
630,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	546,459
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	58,680
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	578,658
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	684,388
505,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	513,827
	TOTAL	15,433,902
	Consumer Non-Cyclical - Health Care—3.4%
650,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	578,299
500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	481,628
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	$ 68,861
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	172,414
750,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	751,097
59,663	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	59,366
650,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	588,859
1,950,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,944,361
1,000,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	982,697
485,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	441,095
1,000,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2035	996,563
410,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	428,455
350,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	369,492
1,300,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,262,542
585,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	562,900
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,009,422
1,450,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	1,457,037
1,700,000	Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	1,722,399
	TOTAL	13,877,487
	Consumer Non-Cyclical - Pharmaceuticals—3.9%
545,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	493,250
560,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	553,992
1,140,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,105,921
1,060,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	991,089
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	61,927
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	1,006,979
1,985,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	2,025,272
985,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	985,237
600,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	606,373
780,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	740,376
1,135,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	1,099,995
1,900,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,837,293
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	160,719
375,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	379,946
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 5.200%, 2/22/2034	1,018,268
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	144,364
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	348,780
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	848,827
820,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	689,020
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	436,482
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	286,220
	TOTAL	15,820,330
	Consumer Non-Cyclical - Products—0.4%
910,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	926,374
600,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	607,079
	TOTAL	1,533,453
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	144,430
	Consumer Non-Cyclical - Tobacco—1.8%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	348,306
550,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	504,801
1,475,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	1,379,534
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 500,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	$ 516,025
425,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	488,418
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	985,038
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	1,005,410
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	501,546
1,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,225,351
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	145,289
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	287,504
	TOTAL	7,387,222
	Energy - Independent—2.3%
55,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	54,534
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	487,250
600,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	603,782
1,200,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	1,198,461
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	316,360
1,650,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,632,878
1,600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	1,587,644
1,800,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	1,865,147
625,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	633,971
1,065,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	1,098,938
	TOTAL	9,478,965
	Energy - Integrated—1.9%
1,750,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	1,739,704
900,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	869,302
1,425,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	1,197,806
1,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	987,297
1,300,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	1,278,846
1,200,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,097,281
625,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	610,525
	TOTAL	7,780,761
	Energy - Midstream—2.6%
250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	225,620
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	594,067
900,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	955,858
500,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	466,557
140,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	143,076
205,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	206,005
300,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	313,053
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	168,140
250,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	243,572
1,195,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,178,463
785,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	681,423
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	301,638
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	828,289
450,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	445,388
470,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	482,860
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	260,397
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	442,262
935,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	871,415
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	110,349
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 750,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	$ 784,040
400,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	417,805
475,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	463,358
	TOTAL	10,583,635
	Energy - Refining—0.4%
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	158,233
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	901,720
800,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	773,190
	TOTAL	1,833,143
	Financial Institution - Banking—23.6%
1,000,000	American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	1,010,887
1,000,000	American Express Co., Sub., 5.625%, 7/28/2034	1,017,616
155,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	157,734
915,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	911,764
2,725,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,408,517
2,160,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	2,081,911
1,000,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	1,015,231
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	964,848
1,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,589,159
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	491,125
2,240,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,194,846
960,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	911,953
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	985,859
1,200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	1,267,372
1,400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	1,419,513
1,475,000	Citigroup, Inc., 4.125%, 7/25/2028	1,438,871
500,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	477,443
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,193,900
1,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	991,380
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,288,495
750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	735,302
825,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	855,257
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	246,047
790,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	692,964
890,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	909,135
685,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	731,420
785,000	Comerica, Inc., 3.800%, 7/22/2026	766,590
460,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	466,213
1,000,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	995,441
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	474,763
230,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	227,458
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	508,364
1,425,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,478,169
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	299,610
1,225,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,170,244
850,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	709,323
1,350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,179,259
800,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	781,112
2,075,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	2,017,782
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	247,053
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	$ 499,625
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.561%, 10/24/2034	1,092,998
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	479,563
700,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	696,162
330,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	342,597
650,000		Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	664,145
1,250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,200,799
1,100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,084,804
2,025,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,728,304
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	1,357,113
800,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	698,913
1,600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	1,566,092
350,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	340,009
630,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.603%, 10/22/2030	621,491
385,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	386,605
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	1,005,968
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,522,611
415,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	425,812
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	214,990
1,100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	1,161,267
535,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	529,003
625,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	602,992
945,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,017,673
850,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	842,407
1,160,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,111,265
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	343,478
1,880,000		Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	1,895,502
800,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	801,461
1,695,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	1,717,728
1,950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,632,242
1,250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,170,117
800,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	802,255
1,125,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,085,661
1,850,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,825,208
575,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	587,808
310,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	318,591
92,699	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	19,467
1,000,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	991,304
1,200,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	1,212,548
600,000		State Street Corp., Sub., 6.123%, 11/21/2034	633,242
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,542,031
600,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	599,868
775,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	775,137
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	657,907
1,250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	1,229,004
2,085,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,044,225
375,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	402,089
1,250,000		US Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	1,242,746
500,000		US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	508,131
200,000		US Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	201,655
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 250,000	US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	$ 257,292
425,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	439,608
500,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	414,818
1,175,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,112,179
360,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	354,852
500,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	507,298
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	1,017,266
1,100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	1,123,596
500,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	540,452
1,395,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,312,291
1,450,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,286,677
2,100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	2,036,331
	TOTAL	96,145,203
	Financial Institution - Broker/Asset Mgr/Exchange—1.3%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	485,114
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	999,611
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	217,280
965,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	992,404
1,600,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	1,354,970
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	264,523
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	160,759
840,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	840,902
	TOTAL	5,315,563
	Financial Institution - Finance Companies—1.4%
505,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	485,733
335,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	311,122
1,000,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	879,628
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	670,419
400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	397,649
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	665,539
625,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	605,832
700,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	710,068
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	144,164
710,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	741,396
	TOTAL	5,611,550
	Financial Institution - Insurance - Health—1.6%
900,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	810,774
200,000	Elevance Health, Inc., Sr. Unsecd. Note, 2.375%, 1/15/2025	198,824
1,000,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	981,006
1,335,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.900%, 2/8/2026	1,333,063
1,175,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	1,175,104
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	288,777
1,500,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	1,440,488
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	402,848
	TOTAL	6,630,884
	Financial Institution - Insurance - Life—1.3%
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	477,924
275,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	281,640
1,000,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	1,008,862
1,000,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	1,033,286
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 1,650,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	$ 1,501,762
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	184,918
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	389,136
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	339,121
	TOTAL	5,216,649
	Financial Institution - Insurance - P&C—0.9%
1,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	1,019,269
1,200,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	1,179,649
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	242,240
810,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	808,440
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	518,266
	TOTAL	3,767,864
	Financial Institution - REIT - Apartment—0.6%
970,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	941,998
595,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	537,260
470,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	391,057
750,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	583,938
	TOTAL	2,454,253
	Financial Institution - REIT - Healthcare—1.0%
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	365,515
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	180,208
1,135,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,123,591
1,015,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	898,716
925,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	850,834
600,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2028	590,808
	TOTAL	4,009,672
	Financial Institution - REIT - Office—1.0%
1,345,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,047,792
1,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	973,876
700,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	688,672
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	118,963
570,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	454,286
750,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	825,336
	TOTAL	4,108,925
	Financial Institution - REIT - Other—0.7%
1,000,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	1,002,395
300,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	297,564
460,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	393,280
300,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	286,852
750,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	752,840
	TOTAL	2,732,931
	Financial Institution - REIT - Retail—1.2%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	228,138
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	223,517
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	675,131
1,000,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	1,087,069
750,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	731,291
1,700,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,599,599
500,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	503,567
	TOTAL	5,048,312
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Sovereign—0.2%
$ 640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	$ 672,544
	Technology—7.1%
1,000,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	978,040
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	674,720
1,000,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	986,345
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	336,865
585,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	575,491
585,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	575,762
1,500,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	1,513,623
625,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	603,224
250,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	238,741
1,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	1,008,799
490,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	498,970
125,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	127,153
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	409,170
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	444,665
1,165,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,189,836
1,320,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,357,487
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	242,304
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	305,369
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	567,102
290,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	259,308
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	432,176
250,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	249,562
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	588,303
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	582,467
1,000,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	990,859
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	274,092
725,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	704,227
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	595,039
460,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	450,227
535,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	537,174
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	493,817
725,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	702,128
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,243,869
2,140,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,833,784
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	783,775
825,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	726,943
600,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	632,531
680,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	661,643
1,345,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	1,152,669
475,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	464,529
490,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	483,424
315,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	297,045
	TOTAL	28,773,257
	Transportation - Airlines—0.0%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	175,169
	Transportation - Railroads—0.4%
350,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	330,401
300,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	258,546
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$ 575,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	$ 547,709
550,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	551,792
	TOTAL	1,688,448
	Transportation - Services—2.3%
1,100,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,111,141
785,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	743,829
565,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	484,863
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	237,633
1,075,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	1,067,021
1,000,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	1,010,264
1,355,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,385,402
510,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	509,067
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	615,439
975,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	963,733
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	253,206
885,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	908,738
	TOTAL	9,290,336
	Utility - Electric—6.2%
500,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	485,379
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	417,182
2,200,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	1,935,703
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	327,690
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	359,070
935,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	922,440
1,700,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	1,495,466
600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	545,875
575,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	589,841
200,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	195,530
1,300,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	1,378,340
685,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	649,729
1,250,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.125%, 7/12/2028	1,134,658
700,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	714,216
1,000,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	1,039,007
1,855,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	1,781,159
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	232,604
675,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.450%, 3/13/2026	673,856
1,500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	1,525,178
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	504,973
1,115,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,116,122
1,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	1,004,949
1,975,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	1,993,207
590,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	552,377
60,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	60,889
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	222,833
1,200,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	1,173,574
250,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	235,845
500,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	422,507
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	140,463
585,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	587,202
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 850,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	$ 863,335
	TOTAL	25,281,199
	Utility - Natural Gas—0.0%
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	154,844
	Utility - Natural Gas Distributor—0.2%
750,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	748,572
	TOTAL CORPORATE BONDS (IDENTIFIED COST $392,478,987)	391,468,892
	INVESTMENT COMPANY—3.7%
14,940,331	Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[2] (IDENTIFIED COST $14,940,331)	14,940,331
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $407,419,318)[3]	406,409,223
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	1,154,050
	TOTAL NET ASSETS—100%	$407,563,273
At October 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	78	$8,616,563	December 2024	$(194,050)
United States Treasury Notes 10-Year Ultra Long Futures	90	$10,237,500	December 2024	$(299,822)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(493,872)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 4/30/2024	$11,812,786	$—	$11,812,786
Purchases at Cost	$337,834	$57,303,553	$57,641,387
Proceeds from Sales	$(12,150,620)	$(42,363,222)	$(54,513,842)
Change in Unrealized Appreciation/Depreciation	$(590)	$—	$(590)
Net Realized Gain/(Loss)	$590	$—	$590
Value as of 10/31/2024	$—	$14,940,331	$14,940,331
Shares Held as of 10/31/2024	—	14,940,331	14,940,331
Dividend Income	$11,404	$323,141	$334,545

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Financial Statements and Additional Information

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$391,449,425	$19,467	$391,468,892
Investment Company	14,940,331	—	—	14,940,331
TOTAL SECURITIES	$14,940,331	$391,449,425	$19,467	$406,409,223
Other Financial Instruments:[1]
Liabilities	$(493,872)	$—	$—	$(493,872)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2024	Year Ended April 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.29	$8.47	$8.60	$9.60	$9.29	$9.04
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.33	0.25	0.18	0.23	0.27
Net realized and unrealized gain (loss)	0.24	(0.18)	(0.15)	(0.90)	0.33	0.24
Total From Investment Operations	0.42	0.15	0.10	(0.72)	0.56	0.51
Less Distributions:
Distributions from net investment income	(0.18)	(0.33)	(0.23)	(0.18)	(0.23)	(0.26)
Distributions from net realized gain	—	—	(0.00)[2]	(0.10)	(0.02)	—
Total Distributions	(0.18)	(0.33)	(0.23)	(0.28)	(0.25)	(0.26)
Net Asset Value, End of Period	$8.53	$8.29	$8.47	$8.60	$9.60	$9.29
Total Return[3]	5.04%	1.88%	1.22%	(7.68)%	5.94%	5.71%
Ratios to Average Net Assets:
Net expenses[4]	0.51%[5]	0.54%	0.57%	0.57%	0.57%	0.57%
Net investment income	4.10%[5]	3.96%	2.95%	1.93%	2.32%	2.83%
Expense waiver/reimbursement[6]	0.28%[5]	0.27%	0.24%	0.26%	0.24%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$229,247	$361,926	$229,337	$122,743	$164,458	$125,942
Portfolio turnover[7]	7%	18%	28%	23%	28%	41%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2024	Year Ended April 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.29	$8.47	$8.60	$9.60	$9.29	$9.04
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.31	0.22	0.16	0.20	0.24
Net realized and unrealized gain (loss)	0.25	(0.18)	(0.14)	(0.90)	0.33	0.25
Total From Investment Operations	0.41	0.13	0.08	(0.74)	0.53	0.49
Less Distributions:
Distributions from net investment income	(0.17)	(0.31)	(0.21)	(0.16)	(0.20)	(0.24)
Distributions from net realized gain	—	—	(0.00)[2]	(0.10)	(0.02)	—
Total Distributions	(0.17)	(0.31)	(0.21)	(0.26)	(0.22)	(0.24)
Net Asset Value, End of Period	$8.53	$8.29	$8.47	$8.60	$9.60	$9.29
Total Return[3]	4.91%	1.62%	0.97%	(7.91)%	5.68%	5.45%
Ratios to Average Net Assets:
Net expenses[4]	0.76%[5]	0.80%	0.82%	0.82%	0.82%	0.82%
Net investment income	3.88%[5]	3.67%	2.57%	1.69%	2.08%	2.58%
Expense waiver/reimbursement[6]	0.57%[5]	0.48%	0.48%	0.49%	0.47%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,912	$13,170	$15,137	$15,999	$19,535	$17,607
Portfolio turnover[7]	7%	18%	28%	23%	28%	41%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 10/31/2024[1]
Net Asset Value, Beginning of Period	$8.41
Income From Investment Operations:
Net investment income (loss)[2]	0.12
Net realized and unrealized gain (loss)	0.12
Total From Investment Operations	0.24
Less Distributions:
Distributions from net investment income	(0.12)
Net Asset Value, End of Period	$8.53
Total Return[3]	5.06%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]
Net investment income	4.13%[5]
Expense waiver/reimbursement[6]	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$176,404
Portfolio turnover[7]	7%[8]

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to October31, 2024.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six month period ended October 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $14,940,331 of investments in affiliated holdings* (identified cost $407,419,318, including $14,940,331 of identified cost in affiliated holdings)	$406,409,223
Due from broker (Note 2)	390,000
Income receivable	3,905,394
Income receivable from affiliated holdings	55,341
Receivable for investments sold	1,011,764
Receivable for shares sold	167,793
Total Assets	411,939,515
Liabilities:
Payable for investments purchased	3,077,555
Payable for shares redeemed	451,015
Payable for variation margin on futures contracts	35,108
Income distribution payable	722,148
Payable for investment adviser fee (Note 5)	4,873
Payable for administrative fee (Note 5)	865
Payable for other service fees (Notes 2 and 5)	1,602
Accrued expenses (Note 5)	83,076
Total Liabilities	4,376,242
Net assets for 47,788,581 shares outstanding	$407,563,273
Net Assets Consist of:
Paid-in capital	$411,635,142
Total distributable earnings (loss)	(4,071,869)
Total Net Assets	$407,563,273
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($229,246,929 ÷ 26,888,368 shares outstanding), no par value, unlimited shares authorized	$8.53
Service Shares:
Net asset value per share ($1,911,978 ÷ 224,183 shares outstanding), no par value, unlimited shares authorized	$8.53
Class R6 Shares:
Net asset value per share ($176,404,366 ÷ 20,676,030 shares outstanding), no par value, unlimited shares authorized	$8.53

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended October 31, 2024 (unaudited)

Investment Income:
Interest	$8,849,465
Dividends received from affiliated holdings*	334,545
TOTAL INCOME	9,184,010
Expenses:
Investment adviser fee (Note 5)	914,652
Administrative fee (Note 5)	159,228
Custodian fees	8,772
Transfer agent fees (Note 2)	204,311
Directors’/Trustees’ fees (Note 5)	1,078
Auditing fees	16,863
Legal fees	4,780
Portfolio accounting fees	71,300
Distribution services fee (Note 5)	8,547
Other service fees (Notes 2 and 5)	84,419
Share registration costs	37,464
Printing and postage	12,895
Miscellaneous (Note 5)	12,433
TOTAL EXPENSES	1,536,742
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(378,055)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(146,983)
TOTAL WAIVERS AND REIMBURSEMENTS	(525,038)
Net expenses	1,011,704
Net investment income	8,172,306
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized gain of $590 on sales of investments in affiliated holdings*)	(158,828)
Net realized gain on futures contracts	843,663
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(590) on investments in affiliated holdings*)	10,254,593
Net change in unrealized depreciation of futures contracts	(197,147)
Net realized and unrealized gain (loss) on investments and futures contracts	10,742,281
Change in net assets resulting from operations	$18,914,587

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2024	Year Ended 4/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,172,306	$13,097,925
Net realized gain (loss)	684,835	(1,475,638)
Net change in unrealized appreciation/depreciation	10,057,446	(3,821,414)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,914,587	7,800,873
Distributions to Shareholders:
Institutional Shares	(6,495,084)	(12,903,142)
Service Shares	(132,966)	(526,861)
Class R6 Shares[1]	(1,555,047)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,183,097)	(13,430,003)
Share Transactions:
Proceeds from sale of shares	244,973,373	244,950,131
Net asset value of shares issued to shareholders in payment of distributions declared	4,088,157	6,582,534
Cost of shares redeemed	(227,325,738)	(115,280,900)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,735,792	136,251,765
Change in net assets	32,467,282	130,622,635
Net Assets:
Beginning of period	375,095,991	244,473,356
End of period	$407,563,273	$375,095,991

1	The Fund’s R6 Class commenced operations on July 1, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
Class R6 Shares commenced operations on July 1, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $525,038 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended October 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$191,539	$(58,993)
Service Shares	6,661	(3,525)
Class R6 Shares	6,111	—
TOTAL	$204,311	$(62,518)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended October 31, 2024, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$75,918	$(75,918)
Service Shares	8,501	—
TOTAL	$84,419	$(75,918)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $18,295,846. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(493,872)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$843,663

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(197,147)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2024		Year Ended 4/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,435,601	$63,284,494	29,281,943	$243,517,025
Shares issued to shareholders in payment of distributions declared	465,015	3,965,976	730,339	6,083,174
Shares redeemed	(24,665,714)	(211,792,164)	(13,436,669)	(111,696,909)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(16,765,098)	$(144,541,694)	16,575,613	$137,903,290
	Six Months Ended 10/31/2024		Year Ended 4/30/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	22,522	$189,987	172,839	$1,433,106
Shares issued to shareholders in payment of distributions declared	14,451	122,121	59,988	499,360
Shares redeemed	(1,401,039)	(11,921,087)	(431,484)	(3,583,991)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,364,066)	$(11,608,979)	(198,657)	$(1,651,525)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 10/31/2024		Year Ended 4/30/2024
Class R6 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	21,094,054	$181,498,892	—	$—
Shares issued to shareholders in payment of distributions declared	7	60	—	—
Shares redeemed	(418,031)	(3,612,487)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	20,676,030	$177,886,465	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,546,866	$21,735,792	16,376,956	$136,251,765

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to October31, 2024.
4. FEDERAL TAX INFORMATION
At October 31, 2024, the cost of investments for federal tax purposes was $407,419,318. The net unrealized depreciation of investments for federal tax purposes was $1,010,095. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,170,623 and unrealized depreciation from investments for those securities having an excess of cost over value of $5,180,718. The amounts presented are inclusive of derivative contracts.
As of April 30, 2024, the Fund had a capital loss carryforward of $3,103,852 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$743,016	$2,360,836	$3,103,852
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.44% of the Fund’s average daily net assets. Prior to July 1, 2024, the investment adviser fee was 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2024, the Adviser voluntarily waived $373,424 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2024, the Adviser reimbursed $4,631.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2024, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$8,547	$(8,547)
Semi-Annual Financial Statements and Additional Information

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2024, FSSC received $471 and reimbursed $75,918 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.76% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):(a) July 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2024, were as follows:
Purchases	$44,024,716
Sales	$24,629,073
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2024, the Fund had no outstanding loans. During the six months ended October 31, 2024, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the six months ended October 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Income Securities Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	322,211,573.986	7,600,837.866	0	N/A
John B. Fisher	322,797,283.986	7,015,127.866	0	N/A
John G. Carson	323,143,007.022	6,669,404.830	0	N/A
G. Thomas Hough	322,115,946.776	7,696,465.076	0	N/A
Karen L. Larrimer	323,227,008.611	6,585,403.241	0	N/A
Max F. Miller	322,575,850.621	7,236,561.231	0	N/A
Frank J. Nasta	322,481,026.938	7,331,384.914	0	N/A
Thomas M. O’Neill	321,587,241.472	8,225,170.380	0	N/A
Madelyn A. Reilly	322,621,301.225	7,191,110.627	0	N/A
John S. Walsh	322,275,680.139	7,536,731.713	0	N/A
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Intermediate Corporate Bond Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year and five-year periods, and was above the Performance Peer Group median for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 6 basis points, such reduction to be effective July 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Intermediate Corporate Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
CUSIP 31420C472
G00715-01 (12/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	A | FTIAX	Institutional | FSTYX	Service | FSTIX	R6 | FSILX

Federated Hermes Short-Term Income Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—48.5%
	Auto Receivables—29.8%
$ 2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 2,156,771
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,510,165
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,151,889
1,575,000	Ally Auto Receivables Trust 2024-1, Class C, 5.540%, 11/15/2029	1,584,680
2,000,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	2,012,883
842,356	Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	848,378
842,356	Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	847,959
1,800,000	Ally Bank Auto Credit-Linked Notes 2024-B, Class D, 5.410%, 9/15/2032	1,801,316
1,200,000	Ally Bank Auto Credit-Linked Notes 2024-B, Class E, 6.678%, 9/15/2032	1,200,892
838,534	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	830,737
1,352,648	AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	1,335,254
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,665,892
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,640,974
3,000,000	ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	3,009,029
1,625,000	ARI Fleet Lease Trust 2024-A, Class C, 5.380%, 11/15/2032	1,642,909
2,750,000	ARI Fleet Lease Trust 2024-B, Class B, 5.390%, 4/15/2033	2,777,723
2,990,000	ARI Fleet Lease Trust 2024-B, Class C, 5.550%, 4/15/2033	3,020,328
2,760,000	BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	2,731,887
1,850,000	BOF URSA Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	1,869,387
2,350,000	BOF URSA Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	2,378,738
5,750,000	Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,625,657
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,975,603
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,736,977
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	2,005,335
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	1,010,472
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	1,009,887
4,000,000	CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	4,110,211
3,500,000	CarMax Auto Owner Trust 2024-4, Class A3, 4.600%, 10/15/2029	3,504,446
1,000,000	CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,004,384
54,587	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	54,440
14,888	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	14,861
403,081	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	398,583
7,000,000	Chase Auto Owner Trust 2024-2A, Class D, 6.150%, 8/25/2031	7,144,842
3,560,000	Chase Auto Owner Trust 2024-4A, Class D, 5.790%, 11/25/2031	3,555,018
2,850,000	Chase Auto Owner Trust 2024-5A, Class D, 4.970%, 1/26/2032	2,794,247
1,950,000	Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,930,163
2,000,000	Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,963,636
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,257,397
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	996,594
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,989,547
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,363,704
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	2,020,130
1,000,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,010,899
1,300,000	Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	1,317,237
7,000,000	Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	7,034,508
5,000,000	Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	4,920,682
819,166	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	823,970
2,014,855	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	2,024,774
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,581,078
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 5.160%, 9/20/2030	$ 5,717,566
3,750,000	Enterprise Fleet Financing LLC 2024-2, Class A4, 5.690%, 12/20/2030	3,834,579
3,250,000	Enterprise Fleet Financing LLC 2024-3, Class A4, 5.060%, 3/20/2031	3,284,946
2,000,000	Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	2,000,923
7,036,087	Enterprise Fleet Financing, LLC 2023-3, Class A2, 6.400%, 3/20/2030	7,161,697
3,500,000	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	3,512,997
5,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	5,121,748
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,975,071
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,020,391
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,516,527
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,062,186
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,895,010
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	6,043,405
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,541,669
8,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	8,533,187
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,539,795
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,847,688
5,755,000	Ford Credit Floorplan Master Owner Trust 2024-4, Class B, 4.610%, 9/15/2031	5,717,812
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	1,003,029
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,796,892
4,000,000	GM Financial Automobile Leasing Trust 2024-3, Class B, 4.490%, 10/20/2028	3,985,204
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	4,923,050
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,036,703
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,283,053
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	1,265,287
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,776,292
800,000	GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	806,416
1,000,000	GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	1,006,829
866,000	GreenState Auto Receivables Trust, Class Sub., 6.500%, 6/15/2032	871,801
4,900,000	Hyundai Auto Lease Securitization Trust 2024 - A, Class B, 5.560%, 8/15/2028	4,971,599
4,000,000	Hyundai Auto Lease Securitization Trust 2024 - C, Class B, 4.970%, 2/15/2029	3,967,850
5,000,000	Hyundai Auto Lease Securitization Trust 2024-A, Class A, 5.350%, 5/15/2028	5,037,285
3,000,000	Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	3,024,933
5,000,000	Hyundai Auto Receivables Trust 2024-C, Class C, 4.860%, 2/17/2032	4,967,319
2,000,000	LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	2,022,496
1,000,000	LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	1,011,199
750,000	LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	757,214
1,375,000	LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	1,371,814
1,200,000	LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	1,197,033
3,000,000	Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	3,036,238
2,080,000	Navistar Financial Dealer Note 2024-1, Class B, 5.790%, 4/25/2029	2,103,312
2,850,000	Navistar Financial Dealer Note 2024-1, Class C, 6.130%, 4/25/2029	2,889,923
2,000,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	2,038,545
6,000,000	NFMOT 2024-2A B, Class B, 4.870%, 9/17/2029	5,991,003
2,525,000	Nissan Auto Lease Trust 2023-A, Class A4, 4.800%, 7/15/2027	2,523,885
700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	697,079
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	797,468
3,495,000	Porsche Innovative Lease Owner Trust 2024-2A, Class A4, 4.260%, 9/20/2030	3,480,682
128,644	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	128,283
45,404	Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	45,300
563,718	Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	563,496
92,708	Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	92,768
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 154,514		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	$ 154,707
108,160		Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	108,468
379,432		Santander Bank Auto Credit-Linked Notes 2023-A, Class E, 10.068%, 6/15/2033	384,493
291,425		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	291,107
3,750,000		Santander Consumer Auto Receivables Trust 2021-AA, Class B, 0.710%, 8/17/2026	3,717,273
540,000		Santander Consumer Auto Receivables Trust 2021-AA, Class C, 1.030%, 11/16/2026	528,674
493,209		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	490,752
6,668,514		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	6,559,243
2,500,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,501,680
3,000,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	3,005,415
1,850,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,865,384
13,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.390%, 8/15/2031	13,344,688
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	14,908,724
7,500,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	7,479,278
3,060,000		SBNA Auto Lease Trust 2024-C, Class A4, 4.420%, 3/20/2029	3,036,769
2,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	2,022,925
2,500,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	2,543,069
4,000,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	4,037,449
5,700,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	5,787,667
4,000,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	4,005,553
5,325,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	5,326,572
5,000,000		Toyota Lease Owner Trust 2023-A, Class A4, 5.050%, 8/20/2027	5,012,127
1,947,805		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	1,972,502
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,752,367
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,462,996
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,694,084
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,322,550
		TOTAL	387,312,066
		Credit Card—6.6%
5,250,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/16/2029	5,344,199
6,000,000		Bank of America Credit Card Trust 2024-A1, Class A, 4.930%, 5/15/2029	6,071,540
5,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 5.909% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	5,023,967
2,300,000		CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	2,295,105
2,000,000		CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	2,005,706
1,500,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	1,510,720
3,743,000		Evergreen Credit Card Trust 2024-1A, Class C, 5.900%, 7/17/2028	3,759,665
3,000,000	[2]	Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/16/2028	2,987,700
2,500,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	2,503,340
4,000,000	[2]	Evergreen Credit Card Trust Series 2024-CRT4, Class C, 5.640%, 10/16/2028	3,983,600
4,600,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,623,525
2,500,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	2,533,082
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,590,387
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,797,601
3,290,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,084,075
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,332,108
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,350,957
5,000,000		Master Credit Card Trust 2022-5A, Class B, 6.350%, 4/21/2031	5,227,368
2,000,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,008,221
1,350,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	1,355,647
2,622,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	2,634,688
1,000,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,026,032
2,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,051,334
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 1,250,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	$ 1,254,195
1,750,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	1,755,854
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	2,957,530
2,000,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/28/2028	2,021,591
2,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/28/2028	2,015,520
1,870,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.527%, 12/27/2028	1,876,128
1,000,000		Trillium Credit Card Trust II 2024-1A, Class C, 6.016%, 12/27/2028	1,003,254
		TOTAL	85,984,639
		Equipment Lease—6.4%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,190,241
1,970,000		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,959,364
4,000,000		Daimler Trucks Retail Trust 2024-1, Class A4, 5.740%, 7/15/2031	4,078,453
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	1,248,068
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	1,985,925
1,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,503,113
5,000,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	5,011,910
4,153,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	4,234,489
2,000,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	2,039,280
1,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	1,527,846
770,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	780,281
1,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	1,013,263
3,250,000		Dell Equipment Finance Trust 2024-2, Class D, 5.290%, 2/24/2031	3,253,291
4,000,000		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	4,007,354
2,430,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	2,483,476
2,200,000		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	2,206,448
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,623,791
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,640,061
5,040,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	5,114,536
1,423,250		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	1,420,051
2,596,097		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	2,584,071
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	1,008,730
3,500,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	3,527,603
3,000,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 12/22/2031	3,021,366
4,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	4,571,996
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,017,282
3,700,000		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	3,717,410
1,522,435		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	1,528,806
		TOTAL	83,298,505
		Home Equity Loan—0.0%
4,657	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.398% (CME Term SOFR 1 Month +0.594%), 1/15/2028	3,792
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	81,170
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	84,962
		Other—4.4%
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,296,526
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,383,226
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/16/2028	4,276,575
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,525,329
6,750,000		PFS Financing Corp. 2024-D, Class B, 5.590%, 4/16/2029	6,841,253
4,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	3,945,911
662,546		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	649,740
2,370,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	2,382,903
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 4,880,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	$ 4,978,758
8,000,000		Verizon Master Trust 2024-1, Class C, 5.530%, 12/20/2028	8,073,862
3,260,000		Verizon Master Trust 2024-3, Class C, 5.730%, 4/20/2027	3,301,746
5,000,000		Verizon Master Trust 2024-6, Class C, 4.670%, 8/20/2030	4,897,169
		TOTAL	57,552,998
		Student Loans—1.3%
506,442	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.651% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	506,678
2,096,385		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	1,994,757
1,659,306		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,533,429
1,062,077		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	990,041
4,582,614		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	4,107,570
8,055,882	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.563% (CME Term SOFR 1 Month +0.804%), 4/20/2062	8,013,780
		TOTAL	17,146,255
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $633,268,235)	631,379,425
		CORPORATE BONDS—33.4%
		Capital Goods - Aerospace & Defense—0.2%
3,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 4.850%, 10/15/2031	2,979,997
		Capital Goods - Construction Machinery—0.2%
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,918,593
		Capital Goods - Diversified Manufacturing—0.1%
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	754,566
		Communications - Cable & Satellite—0.3%
1,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	1,731,692
2,180,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	2,227,285
		TOTAL	3,958,977
		Communications - Media & Entertainment—0.5%
3,160,000	[3]	Meta Platforms, Inc., Sr. Unsecd. Note, 4.300%, 8/15/2029	3,136,946
3,770,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	3,770,166
		TOTAL	6,907,112
		Communications - Telecom Wireless—0.9%
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.200%, 2/15/2029	4,047,048
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,058,861
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	4,023,361
		TOTAL	12,129,270
		Communications - Telecom Wirelines—0.7%
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	2,999,743
2,070,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	2,035,699
4,000,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	4,002,983
		TOTAL	9,038,425
		Consumer Cyclical - Automotive—4.4%
3,335,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.450%, 10/22/2027	3,320,549
6,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.680% (SOFR +0.750%), 12/13/2024	6,004,086
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	4,005,772
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,181,451
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,099,932
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.055% (SOFR +1.040%), 2/26/2027	5,005,800
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	4,030,654
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,169,939
4,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.860% (SOFR +2.050%), 9/13/2027	4,003,469
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,556,747
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	$ 4,009,953
5,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 5.689% (SOFR +0.830%), 3/20/2026	5,006,448
		TOTAL	57,394,800
		Consumer Cyclical - Retailers—0.1%
1,320,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,331,153
		Consumer Non-Cyclical - Food/Beverage—0.5%
1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	1,750,439
800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.000%, 2/2/2026	800,298
4,045,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	4,115,700
		TOTAL	6,666,437
		Consumer Non-Cyclical - Health Care—1.1%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,681,854
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,660,185
2,325,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	2,321,746
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,857,336
2,000,000		HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	2,022,849
4,000,000		Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	4,052,703
		TOTAL	14,596,673
		Consumer Non-Cyclical - Pharmaceuticals—0.5%
2,690,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	2,690,646
1,710,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,747,925
1,665,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	1,686,960
		TOTAL	6,125,531
		Consumer Non-Cyclical - Supermarkets—0.2%
2,855,000		Kroger Co., Sr. Unsecd. Note, 4.700%, 8/15/2026	2,864,990
		Consumer Non-Cyclical - Tobacco—0.8%
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,591,904
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,013,006
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,021,639
		TOTAL	10,626,549
		Energy - Midstream—1.1%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,430,710
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,274,797
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 5.250%, 4/5/2027	4,056,420
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	909,912
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,568,401
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,089,024
		TOTAL	14,329,264
		Energy - Refining—0.6%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	7,990,974
		Financial Institution - Banking—11.8%
6,000,000		American Express Co., Sr. Unsecd. Note, 6.338%, 10/30/2026	6,084,676
1,700,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.657% (SOFR +0.600%), 2/18/2025	1,701,963
770,000		Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	783,582
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,645,610
2,325,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.975%, 3/14/2030	2,342,767
5,000,000	[1]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 5.649% (SOFR +0.810%), 1/27/2027	5,006,761
4,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,049,144
4,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.438%, 4/30/2026	4,049,166
6,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,114,494
1,155,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.534% (SOFR +0.694%), 1/25/2026	1,155,331
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,690,937
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	$ 2,308,591
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,724,637
6,835,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.244% (SOFR +0.400%), 7/7/2025	6,844,971
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,128,173
4,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	4,624,285
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,987,412
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	3,234,331
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.761% (SOFR +0.920%), 10/21/2027	4,100,970
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.137% (SOFR +1.120%), 2/24/2028	3,772,618
3,000,000		Huntington National Bank, Sr. Unsecd. Note, 5.699%, 11/18/2025	2,999,968
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	5,027,470
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.530% (SOFR +0.600%), 12/10/2025	5,002,979
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.618% (SOFR +0.765%), 9/22/2027	2,510,310
3,820,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	4,113,767
5,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 5.526% (SOFR +0.685%), 10/15/2027	5,013,911
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,880,326
5,995,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.652%, 4/13/2028	6,115,817
3,000,000		National Bank of Canada, Sr. Unsecd. Note, 4.500%, 10/10/2029	2,940,846
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.611% (SOFR +0.760%), 9/29/2026	6,008,354
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	1,998,784
1,090,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,103,299
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,041,285
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,640,750
3,305,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	3,356,553
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	3,979,435
1,295,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,295,230
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,175,903
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	2,024,625
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,075,835
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,144,476
6,000,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,175,009
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,671,901
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	4,078,299
		TOTAL	152,725,551
		Financial Institution - Finance Companies—1.6%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.450%, 4/15/2027	7,328,130
4,000,000	[3]	Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	4,028,616
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,751,931
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,151,093
1,770,000	[3]	NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,764,322
		TOTAL	20,024,092
		Financial Institution - Insurance - Life—1.9%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,044,310
4,000,000		MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	4,034,553
4,000,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	4,018,739
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.173% (SOFR +0.330%), 1/14/2025	5,002,013
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	4,009,753
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,906,631
		TOTAL	25,015,999
		Financial Institution - Insurance - P&C—0.5%
4,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	4,046,582
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 5.818% (CME Term SOFR 3 Month +1.171%), 7/15/2027	975,746
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$ 1,175,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 5.539% (SOFR +0.700%), 11/8/2027	$ 1,181,489
		TOTAL	6,203,817
		Technology—1.7%
3,830,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	3,869,082
6,135,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,247,312
4,000,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	3,982,636
1,945,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,952,905
5,175,000		Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	5,042,677
1,165,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.500%, 10/15/2029	1,147,483
		TOTAL	22,242,095
		Transportation - Railroads—0.2%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,217,200
		Transportation - Services—1.2%
6,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	6,199,750
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,414,940
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	5,277,035
		TOTAL	14,891,725
		Utility - Electric—1.7%
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,200,243
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,109,785
2,154,924		Consumers 23 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	2,175,824
1,345,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,379,714
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 7.050%, 10/14/2025	2,712,763
1,810,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	1,816,070
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	3,983,183
		TOTAL	22,377,582
		Utility - Natural Gas—0.5%
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,987,948
		Utility - Other—0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,684,631
		TOTAL CORPORATE BONDS (IDENTIFIED COST $429,984,391)	434,983,951
		MORTGAGE-BACKED SECURITIES—4.3%
		Federal Home Loan Mortgage Corporation—2.7%
12,536,801		FHLMC Pool QI0122, 6.000%, 2/1/2054	12,640,789
11,189,528		FHLMC Pool QI4114, 6.500%, 4/1/2054	11,443,869
10,877,459		FHLMC Pool SD8433, 6.500%, 5/1/2054	11,097,513
		TOTAL	35,182,171
		Federal National Mortgage Association—1.6%
23,360		FNMA, Pool 728568, 6.500%, 10/1/2033	24,315
9,467,730		FNMA, Pool DA1519, 6.000%, 10/1/2053	9,534,545
11,362,893		FNMA, Pool DA5003, 6.000%, 11/1/2053	11,439,459
		TOTAL	20,998,319
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,542,350)	56,180,490
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.5%
		Commercial Mortgage—2.8%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.350% (CME Term SOFR 1 Month +1.547%), 7/15/2035	4,993,751
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,911,854
3,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 6.343% (CME Term SOFR 1 Month +1.593%), 11/15/2039	2,993,438
1,600,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class B, 6.692% (CME Term SOFR 1 Month +1.942%), 11/15/2039	1,596,495
1,050,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 6.992% (CME Term SOFR 1 Month +2.242%), 11/15/2039	1,047,703
8,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 7.175% (CME Term SOFR 1 Month +2.390%), 6/15/2039	7,969,982
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 6,250,000	[1]	ORL TRUST 2023-GLKS 2023-GLKS, Class A, 7.154% (CME Term SOFR 1 Month +2.350%), 10/15/2028	$ 6,249,998
		TOTAL	36,763,221
		Federal Home Loan Mortgage Corporation—0.7%
9,623,719		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	8,857,963
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $46,865,976)	45,621,184
		U.S. TREASURIES—2.7%
		U.S. Treasury Notes—2.7%
20,000,000		United States Treasury Note, 4.125%, 10/31/2026	19,986,732
15,000,000		United States Treasury Note, 4.250%, 2/28/2029	15,055,065
		TOTAL U.S. TREASURIES (IDENTIFIED COST $34,942,780)	35,041,797
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.0%
		Federal Home Loan Mortgage Corporation—0.2%
1,955		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	1,989
9,088		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	8,765
112		FHLMC REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	112
236,863	[1]	FHLMC REMIC, Series 3117, Class FE, 5.424% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	233,963
27,924	[1]	FHLMC REMIC, Series 3152, Class WF, 5.584% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	27,717
81,575	[1]	FHLMC REMIC, Series 3317, Class F, 5.524% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	80,599
37,926	[1]	FHLMC REMIC, Series 3542, Class NF, 5.874% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	37,960
117,627	[1]	FHLMC REMIC, Series 3556, Class FA, 6.034% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	118,372
2,241,378	[1]	FHLMC REMIC, Series KF95, Class AL, 5.537% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	2,232,781
73,583		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	76,900
		TOTAL	2,819,158
		Federal National Mortgage Association—0.4%
13,511		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	13,736
13,459	[1]	FNMA REMIC, Series 2002-52, Class FG, 5.471% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	13,417
1,368		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	1,352
55,173	[1]	FNMA REMIC, Series 2006-44, Class FK, 5.401% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	54,810
320,342	[1]	FNMA REMIC, Series 2007-97, Class FE, 5.421% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	317,137
40,324	[1]	FNMA REMIC, Series 2008-69, Class FB, 5.971% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	40,662
90,004	[1]	FNMA REMIC, Series 2009-69, Class F, 5.821% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	90,421
130,413	[1]	FNMA REMIC, Series 2010-74, Class AF, 5.511% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	129,463
86,658	[1]	FNMA REMIC, Series 2011-17, Class FP, 5.421% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	86,006
736,776	[1]	FNMA REMIC, Series 2012-1, Class PF, 5.371% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	724,885
597,227	[1]	FNMA REMIC, Series 2017-24, Class FB, 5.321% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	584,992
3,255,201	[1]	FNMA REMIC, Series 2020-68, Class FB, 5.271% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	3,118,157
5,320	[1]	FNMA Class FB, 5.471% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	5,293
		TOTAL	5,180,331
	[1]	Government National Mortgage Association—0.0%
350,603	[1]	GNMA REMIC, Series 2013-H16, Class FA, 5.849% (CME Term SOFR 1 Month +0.654%), 7/20/2063	349,996
171,003	[1]	GNMA REMIC, Series 2013-H17, Class FA, 5.859% (CME Term SOFR 1 Month +0.664%), 7/20/2063	170,704
		TOTAL	520,700
		Non-Agency Mortgage—0.4%
1,800		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.606%, 3/25/2033	1,700
3,559,700		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	3,573,393
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,122
58,554		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 6.004%, 9/25/2034	45,065
493,784		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	414,833
349,087		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	290,872
145,327	[1]	Washington Mutual 2006-AR15, Class 1A, 5.900% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	131,792
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$ 163,313	[1]	Washington Mutual 2006-AR17, Class 1A, 4.338% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	$ 138,962
		TOTAL	4,598,739
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,436,948)	13,118,928
	[1]	AGENCY RISK TRANSFER SECURITY—0.3%
4,000,000		FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043 (IDENTIFIED COST $4,000,000)	4,108,771
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
966		FHLMC ARM, 5.349%, 11/1/2030	975
113,574		FHLMC ARM, 6.234%, 3/1/2033	114,500
		TOTAL	115,475
		Federal National Mortgage Association—0.1%
118,066		FNMA ARM, 4.494%, 8/1/2033	115,155
109,143		FNMA ARM, 5.039%, 5/1/2034	106,939
50,419		FNMA ARM, 5.068%, 4/1/2028	49,938
4,868		FNMA ARM, 5.069%, 10/1/2027	4,829
44,141		FNMA ARM, 6.523%, 5/1/2040	44,114
		TOTAL	320,975
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $445,626)	436,450
		INVESTMENT COMPANIES—8.7%
88,888,057		Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[4]	88,888,057
4,239,789	[5]	High Yield Bond Core Fund	23,954,811
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $112,316,452)	112,842,868
		TOTAL INVESTMENT IN SECURITIES—102.5% (IDENTIFIED COST $1,330,802,758)[6]	1,333,713,864
		OTHER ASSETS AND LIABILITIES - NET—(2.5)%[7]	(32,632,801)
		TOTAL NET ASSETS—100%	$1,301,081,063
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
Affiliates	Value as of 4/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2024	Shares Held as of 10/31/2024	Dividend Income
Federated Hermes Government Obligations Fund, Premier Shares*	$1,096,200	$396,156,622	$(308,364,765)	$—	$—	$88,888,057	88,888,057	$1,397,936
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$87,382,048	$265,066	$(87,647,113)	$12,160	$(12,161)	$—	—	$86,764
High Yield Bond Core Fund	$22,476,287	$733,984	$—	$744,540	$—	$23,954,811	4,239,789	$730,772
TOTAL OF AFFILIATED TRANSACTIONS	$110,954,535	$397,155,672	$(396,011,878)	$756,700	$(12,161)	$112,842,868	93,127,846	$2,215,472

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Semi-Annual Financial Statements and Additional Information
10

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$624,408,125	$6,971,300	$631,379,425
Corporate Bonds	—	434,983,951	—	434,983,951
Mortgage-Backed Securities	—	56,180,490	—	56,180,490
Commercial Mortgage-Backed Securities	—	45,621,184	—	45,621,184
U.S. Treasuries	—	35,041,797	—	35,041,797
Collateralized Mortgage Obligations	—	13,118,928	—	13,118,928
Agency Risk Transfer Security	—	4,108,771	—	4,108,771
Adjustable Rate Mortgages	—	436,450	—	436,450
Investment Companies	112,842,868	—	—	112,842,868
TOTAL SECURITIES	$112,842,868	$1,213,899,696	$6,971,300	$1,333,713,864

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2024	Year Ended April 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.34	$8.28	$8.36	$8.70	$8.52	$8.49
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.26	0.13	0.08	0.11	0.18
Net realized and unrealized gain (loss)	0.15	0.06	(0.06)	(0.33)	0.20	0.03
Total From Investment Operations	0.34	0.32	0.07	(0.25)	0.31	0.21
Less Distributions:
Distributions from net investment income	(0.19)	(0.26)	(0.13)	(0.08)	(0.12)	(0.18)
Distributions from net realized gain	—	—	(0.02)	(0.01)	(0.01)	—
Total Distributions	(0.19)	(0.26)	(0.15)	(0.09)	(0.13)	(0.18)
Net Asset Value, End of Period	$8.49	$8.34	$8.28	$8.36	$8.70	$8.52
Total Return[2]	4.09%	3.94%	0.86%	(2.94)%	3.56%	2.44%
Ratios to Average Net Assets:
Net expenses[3]	0.64%[4]	0.63%	0.63%	0.63%	0.62%	0.79%
Net investment income	4.42%[4]	3.10%	1.53%	0.91%	1.23%	2.05%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.08%	0.07%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,026	$148,824	$220,337	$453,924	$632,973	$91,446
Portfolio turnover[6]	20%	58%	27%	37%	20%	39%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2024	Year Ended April 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.34	$8.28	$8.36	$8.70	$8.52	$8.49
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.29	0.15	0.10	0.14	0.21
Net realized and unrealized gain (loss)	0.14	0.05	(0.06)	(0.33)	0.19	0.03
Total From Investment Operations	0.34	0.34	0.09	(0.23)	0.33	0.24
Less Distributions:
Distributions from net investment income	(0.20)	(0.28)	(0.15)	(0.10)	(0.14)	(0.21)
Distributions from net realized gain	—	—	(0.02)	(0.01)	(0.01)	—
Total Distributions	(0.20)	(0.28)	(0.17)	(0.11)	(0.15)	(0.21)
Net Asset Value, End of Period	$8.48	$8.34	$8.28	$8.36	$8.70	$8.52
Total Return[2]	4.10%	4.21%	1.12%	(2.70)%	3.82%	2.87%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.68%[4]	3.44%	1.82%	1.16%	1.57%	2.47%
Expense waiver/reimbursement[5]	0.11%[4]	0.12%	0.11%	0.10%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$940,259	$877,551	$795,779	$1,152,478	$1,131,124	$960,898
Portfolio turnover[6]	20%	58%	27%	37%	20%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2024	Year Ended April 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.34	$8.27	$8.35	$8.69	$8.52	$8.48
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.26	0.13	0.08	0.11	0.19
Net realized and unrealized gain (loss)	0.14	0.07	(0.06)	(0.33)	0.18	0.04
Total From Investment Operations	0.33	0.33	0.07	(0.25)	0.29	0.23
Less Distributions:
Distributions from net investment income	(0.19)	(0.26)	(0.13)	(0.08)	(0.11)	(0.19)
Distributions from net realized gain	—	—	(0.02)	(0.01)	(0.01)	—
Total Distributions	(0.19)	(0.26)	(0.15)	(0.09)	(0.12)	(0.19)
Net Asset Value, End of Period	$8.48	$8.34	$8.27	$8.35	$8.69	$8.52
Total Return[2]	3.95%	4.05%	0.83%	(2.97)%	3.41%	2.70%
Ratios to Average Net Assets:
Net expenses[3]	0.65%[4]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	4.40%[4]	3.08%	1.54%	0.88%	1.30%	2.19%
Expense waiver/reimbursement[5]	0.08%[4]	0.09%	0.10%	0.08%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,247	$99,190	$148,587	$208,121	$304,881	$337,987
Portfolio turnover[6]	20%	58%	27%	37%	20%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2024	Year Ended April 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.35	$8.28	$8.36	$8.70	$8.53	$8.49
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.28	0.16	0.10	0.14	0.21
Net realized and unrealized gain (loss)	0.14	0.08	(0.06)	(0.33)	0.18	0.04
Total From Investment Operations	0.34	0.36	0.10	(0.23)	0.32	0.25
Less Distributions:
Distributions from net investment income	(0.20)	(0.29)	(0.16)	(0.10)	(0.14)	(0.21)
Distributions from net realized gain	—	—	(0.02)	(0.01)	(0.01)	—
Total Distributions	(0.20)	(0.29)	(0.18)	(0.11)	(0.15)	(0.21)
Net Asset Value, End of Period	$8.49	$8.35	$8.28	$8.36	$8.70	$8.53
Total Return[2]	4.11%	4.36%	1.15%	(2.67)%	3.72%	3.02%
Ratios to Average Net Assets:
Net expenses[3]	0.34%[4]	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	4.71%[4]	3.38%	1.88%	1.20%	1.59%	2.48%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.08%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,549	$101,278	$163,359	$179,549	$205,293	$147,771
Portfolio turnover[6]	20%	58%	27%	37%	20%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Assets and Liabilities
October 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $1,803,538 of securities loaned and $112,842,868 of investments in affiliated holdings* (identified cost $1,330,802,758, including $112,316,452 of identified cost in affiliated holdings)	$1,333,713,864
Cash	678
Income receivable	6,781,709
Income receivable from affiliated holdings	345,275
Receivable for shares sold	1,324,582
Total Assets	1,342,166,108
Liabilities:
Payable for investments purchased	35,713,856
Payable for shares redeemed	2,742,017
Payable for collateral due to broker for securities lending (Note 2)	1,863,060
Income distribution payable	453,674
Payable for investment adviser fee (Note 5)	7,685
Payable for administrative fee (Note 5)	2,755
Payable for other service fees (Notes 2 and 5)	56,043
Accrued expenses (Note 5)	245,955
Total Liabilities	41,085,045
Net assets for 153,348,694 shares outstanding	$1,301,081,063
Net Assets Consist of:
Paid-in capital	$1,357,003,720
Total distributable earnings (loss)	(55,922,657)
Total Net Assets	$1,301,081,063
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($159,026,012 ÷ 18,741,288 shares outstanding), no par value, unlimited shares authorized	$8.49
Offering price per share (100/99.00 of $8.49)	$8.58
Redemption proceeds per share	$8.49
Institutional Shares:
Net asset value per share ($940,258,901 ÷ 110,823,557 shares outstanding), no par value, unlimited shares authorized	$8.48
Offering price per share	$8.48
Redemption proceeds per share	$8.48
Service Shares:
Net asset value per share ($99,246,927 ÷ 11,707,264 shares outstanding), no par value, unlimited shares authorized	$8.48
Offering price per share	$8.48
Redemption proceeds per share	$8.48
Class R6 Shares:
Net asset value per share ($102,549,223 ÷ 12,076,585 shares outstanding), no par value, unlimited shares authorized	$8.49
Offering price per share	$8.49
Redemption proceeds per share	$8.49

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Statement of Operations
Six Months Ended October 31, 2024 (unaudited)

Investment Income:
Interest	$29,664,605
Dividends received from affiliated holdings*	2,155,344
Net income on securities loaned (includes $60,128 earned from affiliated holdings related to cash collateral balances*) (Note 2)	8,250
TOTAL INCOME	31,828,199
Expenses:
Investment adviser fee (Note 5)	1,824,602
Administrative fee (Note 5)	491,340
Custodian fees	25,471
Transfer agent fees (Note 2)	442,604
Directors’/Trustees’ fees (Note 5)	2,548
Auditing fees	16,863
Legal fees	4,833
Portfolio accounting fees	94,087
Other service fees (Notes 2 and 5)	310,673
Share registration costs	54,863
Printing and postage	43,181
Miscellaneous (Note 5)	14,202
TOTAL EXPENSES	3,325,267
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(475,321)
Reimbursement of other operating expenses (Notes 2 and 5)	(165,245)
TOTAL WAIVER AND REIMBURSEMENTS	(640,566)
Net expenses	2,684,701
Net investment income	29,143,498
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(12,161) on sales of investments in affiliated holdings*)	(27,785)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $756,700 on investments in affiliated holdings*)	20,159,605
Net realized and unrealized gain (loss) on investments	20,131,820
Change in net assets resulting from operations	$49,275,318

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2024	Year Ended 4/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,143,498	$42,058,848
Net realized gain (loss)	(27,785)	(24,939,047)
Net change in unrealized appreciation/depreciation	20,159,605	33,806,428
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	49,275,318	50,926,229
Distributions to Shareholders:
Class A Shares	(3,334,461)	(5,465,145)
Class A2 Shares[1]	—	—
Institutional Shares	(21,229,541)	(28,030,915)
Service Shares	(2,223,300)	(3,440,882)
Class R6 Shares	(2,359,564)	(5,034,921)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,146,866)	(41,971,863)
Share Transactions:
Proceeds from sale of shares	247,488,181	456,448,734
Net asset value of shares issued to shareholders in payment of distributions declared	26,797,238	38,501,422
Cost of shares redeemed	(220,176,145)	(605,122,728)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	54,109,274	(110,172,572)
Change in net assets	74,237,726	(101,218,206)
Net Assets:
Beginning of period	1,226,843,337	1,328,061,543
End of period	$1,301,081,063	$1,226,843,337

1	Class A2 Shares were liquidated on August 18, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
18

Notes to Financial Statements
October 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
On August 18, 2023, the Fund’s Class A2 Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
19

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $640,566 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended October 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$43,384	$—
Institutional Shares	350,093	(161,305)
Service Shares	43,291	(3,940)
Class R6 Shares	5,836	—
TOTAL	$442,604	$(165,245)
Semi-Annual Financial Statements and Additional Information
20

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. Prior to their liquidation on August 18, 2023, the Class A2 Shares were also subject to these fees.
For the six months ended October 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$187,515
Service Shares	123,158
TOTAL	$310,673
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
During the six months ended October 31, 2024, the Fund held no futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero.
The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Financial Statements and Additional Information
21

As of October 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,803,538	$1,863,060
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2024		Year Ended 4/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,577,695	$30,479,621	2,589,319	$21,521,593
Shares issued to shareholders in payment of distributions declared	391,120	3,315,865	654,899	5,440,400
Shares redeemed	(3,064,099)	(25,975,133)	(12,014,807)	(99,555,007)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	904,716	$7,820,353	(8,770,589)	$(72,593,014)
	Six Months Ended 10/31/2024		Year Ended 4/30/2024
Class A2 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	(12)	(95)
NET CHANGE RESULTING FROM CLASS A2 SHARE TRANSACTIONS	—	$—	(12)	$(95)
	Six Months Ended 10/31/2024		Year Ended 4/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,686,673	$192,638,625	42,903,490	$356,141,784
Shares issued to shareholders in payment of distributions declared	2,310,159	19,577,037	3,074,533	25,562,358
Shares redeemed	(19,359,868)	(163,956,246)	(36,901,681)	(306,065,750)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,636,964	$48,259,416	9,076,342	$75,638,392
	Six Months Ended 10/31/2024		Year Ended 4/30/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	676,072	$5,738,406	1,181,319	$9,782,494
Shares issued to shareholders in payment of distributions declared	214,784	1,819,044	349,789	2,902,677
Shares redeemed	(1,082,792)	(9,168,022)	(7,591,106)	(62,694,865)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(191,936)	$(1,610,572)	(6,059,998)	$(50,009,694)
Semi-Annual Financial Statements and Additional Information
22

	Six Months Ended 10/31/2024		Year Ended 4/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,196,663	$18,631,529	8,301,873	$69,002,863
Shares issued to shareholders in payment of distributions declared	245,814	2,085,292	553,248	4,595,987
Shares redeemed	(2,495,723)	(21,076,744)	(16,445,163)	(136,807,011)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(53,246)	$(359,923)	(7,590,042)	$(63,208,161)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,296,498	$54,109,274	(13,344,299)	$(110,172,572)

1	Class A2 Shares were liquidated on August 18, 2023.
4. FEDERAL TAX INFORMATION
At October 31, 2024, the cost of investments for federal tax purposes was $1,330,802,758. The net unrealized appreciation of investments for federal tax purposes was $2,911,106. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $11,535,789 and unrealized depreciation from investments for those securities having an excess of cost over value of $8,624,683.
As of April 30, 2024, the Fund had a capital loss carryforward of $58,985,921 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$12,798,817	$46,187,104	$58,985,921
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2024, the Adviser voluntarily waived $454,632 of its fee and voluntarily reimbursed $165,245 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2024, the Adviser reimbursed $20,689.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Semi-Annual Financial Statements and Additional Information
23

Prior to their liquidation on August 18, 2023, the Class A2 Shares were also subject to the Plan at up to 0.25% of average daily net assets of Class A2 Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2024, FSC retained $1,187 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended October 31, 2024, FSSC received $8,918 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2024, were as follows:
Purchases	$241,123,167
Sales	$184,125,907
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2024, the Fund had no outstanding loans. During the six months ended October 31, 2024, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the six months ended October 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information
24

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
25

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Income Securities Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	322,211,573.986	7,600,837.866	0	N/A
John B. Fisher	322,797,283.986	7,015,127.866	0	N/A
John G. Carson	323,143,007.022	6,669,404.830	0	N/A
G. Thomas Hough	322,115,946.776	7,696,465.076	0	N/A
Karen L. Larrimer	323,227,008.611	6,585,403.241	0	N/A
Max F. Miller	322,575,850.621	7,236,561.231	0	N/A
Frank J. Nasta	322,481,026.938	7,331,384.914	0	N/A
Thomas M. O’Neill	321,587,241.472	8,225,170.380	0	N/A
Madelyn A. Reilly	322,621,301.225	7,191,110.627	0	N/A
John S. Walsh	322,275,680.139	7,536,731.713	0	N/A
Semi-Annual Financial Statements and Additional Information
26

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Short-Term Income Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
27

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information
28

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
29

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective July 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
30

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Short-Term Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
31499 (12/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Intermediate Corporate Bond Fund: Not Applicable.

Federated Hermes Short-Term Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Intermediate Corporate Bond Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Short-Term Income Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Intermediate Corporate Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Short-Term Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Intermediate Corporate Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Short-Term Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024